UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2017

Date of reporting period: January 31, 2017

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD
GROWTH FUND
JANUARY 31, 2017
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.4%
	Shares	Value

BUSINESS SERVICES — 22.6%
Alliance Data Systems Corp	1,214,937	$277,467,312
Cognizant Technology Solutions Corp., Cl A*	6,592,440	346,696,420
Equinix Inc. REIT	797,056	306,850,619
IHS Markit Ltd.*	7,063,101	278,639,334
Visa Inc., Cl A	5,559,702	459,842,952

		1,669,496,637

CONSUMER DISCRETIONARY — 19.6%
Amazon.com Inc.*	622,001	512,205,383
Netflix Inc.*	1,774,973	249,756,451
Nike Inc., Cl B	5,213,419	275,789,865
The Priceline Group Inc. *	261,944	412,595,853

		1,450,347,552

FINANCIALS — 13.0%
Charles Schwab Corp.	6,807,496	280,741,135
CME Group, Cl A	2,910,652	352,421,744
S&P Global Inc.	2,746,819	330,112,708

		963,275,587

HEALTH CARE — 19.1%
Allergan PLC	1,216,484	266,276,183
Celgene Corp.*	4,384,657	509,277,910
Illumina Inc.*	2,673,320	427,998,532
Intuitive Surgical Inc. *	294,213	203,798,403

		1,407,351,028

INFORMATION TECHNOLOGY — 17.1%
Alphabet Inc., Cl A*	363,575	298,200,579
Facebook Inc., Cl A*	2,988,513	389,463,014
NVIDIA Corp.	2,268,661	247,692,408
PayPal Holdings *	8,318,285	330,901,378

		1,266,257,379

MATERIALS — 2.4%
Ecolab Inc.	1,462,369	175,674,388

1

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD
GROWTH FUND
JANUARY 31, 2017
(Unaudited)

COMMON STOCK — continued
	Shares	Value
TELECOMMUNICATION — 3.6%
American Tower Corp., Cl A REIT	2,595,385	$268,622,348

TOTAL COMMON STOCK (Cost $5,094,147,183)		7,201,024,919

SHORT TERM INVESTMENT — 2.4%
Fidelity Institutional Money Market Funds — Government Portfolio, Cl I, 0.430%(A) (Cost $180,938,494)	180,938,494	180,938,494

TOTAL INVESTMENTS — 99.8% (Cost $5,275,085,677)†		$7,381,963,413

Percentages are based on Net Assets of $7,390,832,786.

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of January 31, 2017.

†	At January 31, 2017, the tax basis cost of the Fund’s investments was $5,269,250,553 , and the unrealized appreciation and depreciation were $2,126,181,313 and $(19,303,577) respectively.

Cl  — Class

Ltd.  — Limited

PLC  — Public Limited Company

REIT  — Real Estate Investment Trust

As of January 31, 2017, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the quarter ended January 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities. For the quarter ended January 31, 2017, there were no level 3 investments.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

EMC-QH-001-2300

2

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 31, 2017